Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 3,750,000	$ 30,080,000	$ 4,380,000	$ 38,210,000
Government of Alberta
Total		$ 30,080,000		30,080,000
Regional Municipality of Wood Buffalo
Total	$ 3,750,000			3,750,000
Government of Alberta and Chipewyan Prairie Industry Relations LP
Total			$ 4,380,000	$ 4,380,000